Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 7,339	$ 7,998
Accumulated depreciation on vessel and equipment	628,367	588,735
Accumulated depreciation on vessels under capital leases	$ 53,612	$ 50,898